CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock and additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)
Balance, beginning of period at Dec. 31, 2007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change (adoption of ASU 2010-26) (Restatement Adjustment [Member])	$ (442.0)	$ 0	$ (23.2)	$ (418.8)
Balance, end of period (Scenario, Actual [Member])	1,188.0	4,105.9	(1,793.9)	(1,124.0)
Balance, beginning of period at Dec. 31, 2008	1,630.0	4,105.9	(1,770.7)	(705.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20.4			20.4
Net income (Scenario, Actual [Member])	20.4
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	1,593.0		1,593.0
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	(68.2)		(68.2)
Issuance of common stock, net	296.3	296.3
Stock option and restricted stock plans	9.1	9.1
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale (net of applicable income tax benefit)			(4.9)	4.9
Balance, end of period at Dec. 31, 2009	3,038.6	4,411.3	(274.0)	(1,098.7)
Balance, beginning of period (Scenario, Actual [Member])	3,022.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	240.6			240.6
Net income (Scenario, Actual [Member])	240.6
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	462.2		462.2
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	70.7		70.7
Stock option and restricted stock plans	11.4	11.4
Cumulative effect of accounting change	(15.9)		(6.2)	(9.7)
Beneficial conversion feature related to the issuance of convertible debentures	4.0	4.0
Balance, end of period (Scenario, Actual [Member])	3,811.6
Balance, end of period at Dec. 31, 2010	3,811.6	4,426.7	252.7	(867.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	335.7			335.7
Net income (Scenario, Actual [Member])	335.7
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	528.7		528.7
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	0.2		0.2
Cost of shares acquired	(69.8)	(69.8)
Stock option and restricted stock plans	7.4	7.4
Balance, end of period (Scenario, Actual [Member])	4,613.8
Balance, end of period at Dec. 31, 2011	$ 4,613.8	$ 4,364.3	$ 781.6	$ (532.1)